Write-Downs of Long-Lived Assets (Long-Lived Assets Classified as Held for Sale) (Detail) - Discontinued Operations, Held-for-sale - Real estate properties and transportation equipment - JPY (¥)
¥ in Millions
	Mar. 31, 2018	Mar. 31, 2017
Long Lived Assets Held-for-sale [Line Items]
Investment in operating leases	¥ 31,776	¥ 32,283
Property under facility operations	12,483	1,977
Other assets	¥ 164	¥ 2,508